Significant Accounting Policies, Vessel Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Capitalized costs amortized to fulfill contracts	$ 1,475
Income from Charters [Abstract]
Voyage expenses	16,469	$ 18,567	$ 36,641
Spot Charter [Member]
Income from Charters [Abstract]
Voyage expenses	13,465	17,099	33,109
Time Charter [Member]
Income from Charters [Abstract]
Voyage expenses	$ 3,004	$ 1,468	$ 3,532